8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Notes payable to related parties

In December 2015 the Company borrowed $13,835 ($19,000 Canadian) under two separate note agreements for $7,282 ($10,000 Canadian) and $6,553 ($9,000 Canadian) with related parties. The lenders are related parties through an immediate family relationship with officers or directors of the Company and a common director. The $7,282 loan from the immediate family relationship was repaid in its entirety at year end. At December 31, 2015 the Company only had a single note payable outstanding to a related party via common director and management.

The notes payable bear interest at the Bank of Canada Prime rate plus 1%. The Company may repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2015 the effective interest rate on these notes payable was 3.7%. The balance of notes payable to related parties at year end was $6,503. The Company recognized interest expense of $Nil for the year ended December 31, 2015.

Consulting fees

Mr. Newton does not bill the Company for his services as President; however, is a related party by common director and has a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized an expense of $16,001 in 2015 as consulting fees under the agreement.

Prior to 2015 Mr. Daems served as President and Director of the Company and had a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized an expenses of $45,032 and $53,304 for the years ended December 31, 2014 and 2013 as consulting fees under the agreement.